Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation and Preparation
•	Basis of Presentation and Preparation
The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) .
Liquidity and Going Concern
•	Liquidity and Going Concern
The Company has incurred recurring
loss from operations
and negative cash flows from operating activities since inception. As of April 30, 2023, the Company had an accumulated deficit of ¥4,382,252 thousand ($32,225 thousand) and cash and cash equivalents of ¥2,135,513 thousand ($15,703 thousand). In August 2023, the Company completed its initial public offering (“IPO”) and received net proceeds of approximately ¥
1,509,656
thousand ($
11,101
thousand) after deducting underwriting discounts and commissions and other estimated
offering expenses payable by the Company. See Note
17
, Subsequent Events, for further detail.
The Company does not expect that its cash and cash equivalents as of April 30, 2023, together with the net proceeds from the IPO, will enable it to fund its operating expenses, debt obligations and capital expenditures for at least 12 months following the issuance date of these financial statements. As the Company focuses on developing and commercializing its own products, the Company has devoted substantial resources to research and development testing, and commercialization of its products. These operating costs have adversely affected, and may continue to adversely impact on financial performance. These conditions, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The continuation as a going concern is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations.
Management plans to alleviate the conditions that raise substantial doubt by raising additional capital through the issuance of common stock, including a follow-on public offering, other equity or debt financings, or refinancing of existing debt obligations. Lastly, management has the ability to manage liquidity through the timing and extent of spending related to research and development, advertising, and other discretionary operating expenses. However, the Company’s ability to issue equity securities or obtain debt financing on acceptable terms, or at all, will depend on, among other things, its financial performance, general economic factors, including inflation and then-current interest rates, the condition of the credit and capital markets and other events, some of which may be beyond the Company’s control. There are currently no written agreements in place for such funding or issuance of securities and there can be no assurance that such plans will be effectively implemented. Accordingly, the Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least 12 months following the issuance date of these financial statements.
The Company’s financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of obligations in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Convenience Translation
•	Convenience Translation
The functional and reporting currency of the Company is the Japanese yen (JPY), the currency of the country in which the Company is incorporated and principally operates. Translations of the Balance Sheets, the Statements of Operations, the Statements of Stockholders’ Equity and the Statements of Cash Flows from JPY into US$ as of and for the year ended April 30, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=JPY

135.99
, representing the index rates stipulated by the federal reserve board/ the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on April 30, 2023. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into US
$
at that rate on April 30, 2023, or at any other rate.

Stock Split and Authorized Shares
•	Stock Split and Authorized Shares
On April 12, 2023, the Company’s board of directors approved a
600
-for-one
forward split of all its issued and outstanding shares of common stock, which was
effected on April 28, 2023. Prior to the stock split being effected, upon resolution of the stockholders on March 31, 2023, the total number of authorized shares was reduced from
1,000,000
shares to
86,904
shares. After the stock split, the total number of authorized common stock was increased to
52,142,400
shares. As both of these events had a significant effect on the number of shares, all authorized, issued and outstanding common stock, convertible preferred stock, options to purchase common stock, and per share amounts contained in the financial statements and notes thereto have been retroactively adjusted to give effect to stock split and reduction of the number of authorized shares for all periods present
ed.

Use of Estimates
•	Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, impairment of long-lived assets, revenue recognition, stock-based compensation and valuation of deferred tax assets. Actual results could materially differ from the Company’s estimates, and there may be changes to the estimates in future periods. Management bases these estimates and assu
m
ptions that it believes reasonable under the circumstances.

Change in Accounting Estimate
•	Change in Accounting Estimate
In February 2023, the board of directors met and resolved to relocate to a new head office. The decision to relocate to the new head office caused the Company to reassess the original lease term for the existing head office lease. As a result of not renewing the existing office lease, there was a change in the lease term which was treated as a change in estimate and accounted for prospectively. The existing head office lease will terminate on December 31, 2023. The effects of this change in estimate for the original lease term were an increase in loss from operations and net loss by ¥12,808 thousand ($94 thousand) and an increase to basic and diluted net loss per share by ¥1.89 ($0.01) for the year ended April 30, 2023. See Note 7, Leases, for further detail.

Risks and Uncertainties
•	Risks and Uncertainties
The Company is subject to number of risks similar to other companies developing new products and services, including, but are not limited to, its limited operating history, competition from other companies, limited access to additional funds, dependence on key personnel, and management of potential rapid growth. To address these risks, the Company must, among other things, develop its customer base, implement and successfully execute its business and marketing strategy, develop follow-on
products, provide superior

customer service, and attract, retain, and motivate qualified personnel. There can be no guarantee that the Company will be successful in addressing these or other such risks.
The
 Company generated
76
%,
80
% and
63
% of its total revenue from commissioned research and development fees from its partners for the years ended April 30, 2021, 2022 and 2023 respectively. The Company launched multiple products in the fiscal year 2023, which resulted in product sales accounting for
26
% of the Company’s total revenue in the year ended April 30, 2023. The Company’s customers are primarily located in Japan.

Concentrations of Credit Risk
•	Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalents are held by financial institutions in Japan, which management believes to be of high credit quality. The Company’s cash deposits in Japan are insured by the Deposit Insurance Corporation of Japan subject to certain limitations. From time to time, the Company has deposits in excess of the insured amounts. The Company has not experienced any losses on its cash and cash equivalents deposits.
To reduce credit risk, the Company performs ongoing credit evaluations of its customers and limits the amount of credit extended when deemed necessary. Generally, the Company requires no collateral from its customers. The Company considers an allowance for potential credit losses, but historically has not experienced any significant losses related to individual customers or groups of customers in any particular industry or geographic area.

Concentrations of Customers
•	Concentrations of Customers
There were
two
customers from whom revenues individually represent greater than
10
% of the total revenues of the Company for the year ended April 30, 2021, and three
customers from whom revenues individually represent greater than
10
% of the total revenues of the Company for the years ended April 30, 2022 and 2023 as follows:

	Year ended April 30,
	2021	2022	2023
Customer A	*	23.3%	11.9%
Customer B	25.8%	20.5%	11.0%
Customer C	11.7%	10.5%	20.5%

Total	37.5%	54.3%	43.4%

There were two customers from whom accounts receivable individually represent greater than 10% of the total accounts receivable-trade as of April 30, 2022 and 2023 respectively as follows:

	As of April 30,
	2022	2023
Customer C	10.1%	33.2%
Customer D	59.8%	*
Customer E	*	14.0%

Total	69.9%	47.2%

*	The percentage was below 10% for the period.
The
Company monitors the financial conditions of these customers, which have been in good credit standing.

Foreign Currency Transactions
•	Foreign Currency Transactions
Gains

and losses resulting from foreign currency transactions are recognized in the Statements of Operations. Foreign currency-denominated assets and liabilities are remeasured to the functional currency

using
the exchange rate at the balance sheet date and gains or losses are recorded in the Statements of Operations.
Gains and losses resulting from foreign
currency
transactions for the years
ended April 30, 2021, 2022 and 2023 were
no
t material.

Segment Information
•	Segment Information
The Company operates in one segment. The Company generates revenue from the research and development services and sales of products using its core wave control technology. The Company’s Chief Operating Decision Maker (CODM) is its Chief Executive Officer, who is ultimately responsible for and actively involved in the allocation of resources and the assessment of our performance. The fact that we operate in only one reportable segment is based on the following:

•
The CODM evaluates financial information and performance at the entity-wide level at which discrete financial information is available, and no expense or operating income is evaluated at a field, revenue type, or product level.

•	The decisions on allocation of resources and other operational decisions are made by the CODM based on his direct involvement with its operations and product development.

•	Substantially all of the Company’s consolidated operating activities, including its long-lived assets, are located within Japan.

Cash and Cash Equivalents
•	Cash and Cash Equivalents
The Company considers highly liquid investments purchased with a remaining maturity date upon acquisition of three months or less to be cash equivalents and are stated at cost, which approximates fair value. As of April 30, 2022 and 2023, the Company’s cash and cash equivalents include cash on hand, demand deposits, and time deposits maintained at various financial institutions. The cash equivalents consist of the time deposits of ¥
50,001
 thousand and ¥
50,002
 thousand ($
368
thousand) as of
April
30, 2022 and 2023, respectively.

Accounts Receivable-trade and Due from Related Party
•	Accounts Receivable-trade and Due from Related Party
Accounts receivable consists of receivables from customers, credit card receivables, and receivables from related parties for services provided by the Company for which payment is outstanding. See Note 16, Related Party Transactions — “Transactions with xDiversity,” for further detail on the related party receivables. Accounts receivables are recorded at the invoiced amount, net of allowances for doubtful accounts. The allowance for doubtful accounts reduces the accounts receivable balance to the net realizable value of the outstanding accounts receivables.
The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses incurred related to existing accounts receivable and determined based on historical collection experience, age of the receivable, current economic conditions, and the Company’s expectation for future economic conditions. The Company did no
t have any allowance for doubtful accounts as of April 30, 2022 and 2023. Accounts receivable considered uncollectible are charged against the allowance for doubtful accounts when identified.

Accounts Receivable-other
•	Accounts Receivable-other
Accounts receivable-other includes reimbursement by a university which entered into a joint rese
a
rch agreement with the Company for research expenses as of April 30, 2022. The Company did no
t have
any
accounts receivable-other balance as of April 30, 2023.

Inventories
•	Inventories
Inventories are comprised of finished goods, work in process and raw materials which are stated at the lower of cost or estimated net realizable value using the weighted-average method.
The Company periodically reviews its inventory for potential impairment and adjusts inventory, if necessary, to net realizable value based on customer orders on hand, and internal demand forecasts using management’s
best estimates given the information currently available. There is no
reserve as of April 30, 2022 and
2023.

Prepaid expenses and other current assets
•	Prepaid expenses and other current assets
Prepaid expenses and other current assets consist primarily of lease deposits and consumption tax refunds. The Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the Japanese tax law. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against
the output consumption tax derived from domestic sales. The Company is eligible for a consumption tax refund from the tax authorities for excess input consumption
tax, which is recorded as prepaid expenses and other current assets on the Balance Sheets. The balances of consumption tax refunds were ¥48,325 thousand and ¥144,752 thousand ($1,064 thousand) as of April 30, 2022 and 2023, respectively.

Property and Equipment, Net
•	Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation and amortization. Except for assets which are not subject to depreciation, such as land and construction in progress, depreciation is computed on a straight-line basis or declining-balance method over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the shorter of the asset
’s estimated useful lives or the remaining lease term. Maintenance and repairs are charged to operations as incurred.

Useful lives of property and equipment are as follows:

Estimated useful life
Land	Infinite
Buildings and improvements	5-19 years
Leasehold improvements	Lesser of estimated useful life or the remaining lease term
Vehicles	2-6 years
Tools and fixtures	2-15 years
Land is not depreciated and construction in progress is not depreciated until placed in service, at which time it is assigned a useful life consistent with the nature of the asset. Construction in progress relates to the design and construction of a mold for new product.
No
interest was capitalized for construction in progress during the year ended April 30, 2023.

Intangible Assets, Net
•	Intangible Assets, Net
Patents
Patent costs, including legal costs and filing fees, are capitalized when the Company determines there will be a future benefit derived from such assets. These costs are amortized on a straight-line basis over their expected useful lives of
8
years. For the years ended April 30, 2021, 2022 and 2023, all patent costs were expensed due to the uncertainty of successful development of products based on the status of the Company’s research and development efforts or the uncertainty of future economic benefits and were recorded as selling, general and administrative expenses in the Statements of Operations.
Other intangible assets
Intangible assets consist of
internal-use
software purchased from external parties. Amortization is computed using the straight-line method over the estimated useful lives of up to
5
years.

Leases
•	Leases
The Company determines if an arrangement is, or contains, a lease at inception and then classifies the lease as operating or financing based on the underlying terms and conditions of the contract. Leases with terms greater than one year are initially recognized on the balance sheet as right-of-use
assets and lease liabilities based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes the incremental borrowing rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.
Operating leases
right-of-use
asset represents the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The operating lease right-of-use
asset also includes any lease payments made and is reduced by any lease incentives. Options to extend or terminate the lease are considered in determining the lease term when it is reasonably certain that the option will be exercised. Lease expense for lease payments is recognized on a straight-line basis over the lease term. It is reflected as rent expense (included in cost of services, research and development and selling, general and administrative expenses) in the Statements of Operations. The Company’s operating leases are primarily for office space.
The
Company’s finance leases are included in property and equipment, net, accrued expenses and other current liabilities, and finance lease liabilities, net of current portion in the Balance Sheets. The present value of the finance lease payments is calculated using IBR in the lease. Finance lease right-of-use
assets are amortized on a straight-line basis over the earlier of the end of the useful life of the right-of-use
asset or the end of the lease term and the carrying amount of the lease liability is adjusted to reflect interest, which is recorded as interest expense.
The Company has lease agreements with both lease and
non-lease
components for its building leases. The Company elected to separate lease and non-lease
components, which primarily relate to ancillary expenses such as common area maintenance charges and management fees. The Company also made an accounting policy election to recognize lease expense for leases with a term of 12 months or less on a straight-line basis over the lease term and not recognize right-of-use
assets or lease liabilities for such leases.
Separately, the Company is a lessor pertaining to some product rental arrangements. However, the rental revenue for the year ended April 30, 2023 was immaterial.

Impairment or Disposal of Long-Lived Assets
•	Impairment or Disposal of Long-Lived Assets
The Company’s long-lived assets are comprised of property and equipment, including leasehold improvements, right-of-use
assets and definite-lived intangible assets. Long-lived assets are reviewed for indications of possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is measured by comparing the carrying amounts of the asset group to the future undiscounted cash flows attributable to these assets. An impairment loss is recognized to the extent an asset group is not recoverable and the carrying amount exceeds the projected discounted future cash flows arising from these assets. There were no impairments of long-lived assets for the years ended April 30, 2021, 2022
and
2023.

Deferred Offering Costs
•	Deferred Offering Costs
The Company capitalizes certain legal, accounting, and other third-party fees that are directly associated with in-process
equity financings, including the

IPO,
as deferred offering costs until such financings are consummated. After the consummation of the equity financing, these costs will be recorded in stockholders’ equity as a reduction of additional paid-in
capital generated as a result of financing.
In August 2023, the Company completed its IPO. See Note 17, Subsequent Events, for further detail.
As of April 30, 2022 and 2023, ¥
75,024
thousand and ¥
260,689
 thousand ($
1,917
thousand) of deferred offering costs,
respectively
, were
capitalized
in current assets on the Balance
Sheets.

Other Assets
•	Other Assets
Other Assets primarily include advance payments paid to third-party vendors or deposit to the landlord.
Asset Retirement Obligations
•	Asset Retirement Obligations
The
Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value, and the capitalized cost is depreciated over the asset’s useful
life.

Stock -Based Compensation
•	Stock -Based Compensation
The Company’s stock-based awards consist of stock options issued to employees and non-employees.
The Company measures the estimated fair value of the stock-based awards on the date of grant. It recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective awards. The Company records expenses for awards with service-based vesting using the straight-line method. For awards with performance conditions, compensation expense is recognized when the condition is probable of being achieved, or in the case of a liquidity event, when the liquidity event occurs. The Company accounts for forfeitures as they occur.
Fair values of stock options are determined using the Black-Scholes option pricing model (“BSM”). In estimating the fair value, management is required to make certain assumptions and estimates such as the expected life of options, volatility of the Company’s future stock price, risk-free rate and future dividend yields. Changes in assumptions used to estimate fair value could result in different outcomes.

Revenue Recognition
•	Revenue Recognition
The Company recognizes revenue when control of the promised good or service is transferred to the Company’s customer in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company follows five steps for its revenue recognition:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.
The Company is the principal for all of its transactions and recognizes revenue on a gross basis. Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities. The Company elects as a practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service is one year or less.
Nature of Goods and Services
The Company primarily generates its revenues through commissioned research and development, solution services, guest speaker services, membership services, and product sales. The Company’s contracts for these goods and services, with the exception of rights of return for product sales, generally have fixed consideration and do not contain provisions that are dependent on the outcome of a future event that needs to be estimated.

Service Revenue:

•	Commissioned research and development
The Company submits the deliverables generated during the research and demonstration experiments or the verification and demonstration of the digital technology to the customer. The contracts include the customer acceptance right, which is considered a requirement to conclude the customer has obtained control of the submitted deliverables such as reports, prototypes and digital source code. Since the acceptance of the asset by the customer indicates that the customer has acquired the ability to direct the use of the asset and derive benefits from the asset, the performance obligation is satisfied at that time. Therefore, the revenue is recognized at a point in time, when the deliverables are delivered, and acceptance is completed.
For
certain customers, the Company satisfies a performance obligation over time. For these contracts, the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date. In these cases, the Company recognizes revenue over time using the “as invoiced” practical expedient and thereby recognized the amount to which the entity has a right to invoice.

•	Solution services
The Company receives compensation from customers through providing its solution services by utilizing its own technologies. For the years ended April 30, 2021 and 2022, the Company’s solution services are principally hackke and magickiri services, which utilize the Company’s sensing technologies. For the year ended April 30, 2023, the Company’s solution services were almost entirely related to hackke services. Beginning in April 2023, there were no outstanding contracts for magickiri and the Company no longer generates revenue from magickiri services.
For hackke services, the Company identifies two performance obligations which are sales of dedicated devices and providing the system usage service to the customer. The transaction price is allocated among the performance obligations based on the estimated SSP of each obligation. The Company determines the SSP by using the adjusted market assessment approach utilized similar equipment for the dedicated device and the residual approach for the system usage service. For the sales of dedicated devices, the revenue is recognized at a point in time when the devices are delivered and acceptance is completed. For system usage services, revenue is recognized on a monthly basis as access rights are granted on a monthly basis.
For the magickiri service, the Company provides primarily planning services and monitoring services, which monitors human behavior and analyzes the customer’s own environment on the customer’s behalf. For both the planning and monitoring services, the revenue is recognized at a point in time, when the deliverables are delivered, and acceptance is completed.
For certain planning service contracts, the Company recognizes revenue over time using the “as invoiced” practical expedient.

•	Guest speaker services
The guest speaker services are provided by the Company’s management for several media and external events managed by a third party. This service helps the Company promote its business. The revenue from guest speaker services is recognized at a point in time when the service is delivered.

•	Membership services
The Company operates a membership forum, “Pixie Nest.” Membership contracts are generally for a one-year
term. The Company holds forums to discuss future direction and recommendations on social issues it aims to solve by utilizing its technologies. The Company recognizes revenue over membership period.

Product Revenue:

•	Product Sales
Product sales are primarily comprised of SonoRepro and iwasemi. Products are either sold directly to customers through ecommerce platforms or directly to businesses. The Company’s product sale contracts only offer standard assurance-type warranties which are not accounted for as a separate performance obligation and do not contain acceptance clauses.
The
Company’s standard terms and conditions of sale do not allow for product returns other than under warranty. However, the Company grants limited rights of return through certain ecommerce platforms. Sales returns are recorded as a reduction of revenue and cost of sales and are estimated and recorded based on historical sales and returns information. An estimated return liability along with a right to recover assets are recorded for future product returns. As of April 30, 2023, the Company had a refund liability of ¥4,959 thousand ($36 thousand) included in accrued expense and other current liabilities in the Balance Sheets. The Company generally does not provide discounts and sales incentives that are contingent on future events.
Revenue from ecommerce sales is recognized either at the time of shipment or at the time of delivery of the product to the end customer, depending on the terms of the contracts. The Company elected the practical expedient to account for shipping and handling activities that occur after the customer has obtained control of goods as a fulfillment activity.
For products sold directly to businesses, the Company recognizes revenue from product sales to businesses at the point of delivery of the product to the business. Certain contracts may have multiple performance obligations, in which case the Company allocates the transaction price to each performance obligation based on its estimated SSP. All contracts with businesses have fixed consideration.
The Company also entered into certain product rental arrangements and earned product rental revenue for the year ended April 30, 2023. The revenue generated from these arrangements were immaterial.
Disaggregation of Revenue
The table reflects revenue by major source for the following periods:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	USD
	(in thousands)
Commissioned research and development	¥390,260	¥508,906	¥441,687	$3,248
Solution services	55,987	82,657	43,873	323
Guest speaker services	25,525	29,452	28,453	209
Membership services	41,000	15,250	7,750	57
Product sales	—	—	182,949	1,345

Total revenue	¥512,772	¥636,265	¥704,712	$5,182

Contract Balance
Contract balances typically arise when there is a timing difference between the transfer of control to the customer and the receipt of consideration. The Company did no
t have contract assets as of April 30, 2022 and 2023. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment. With respect to payment terms, payments for all services
revenue streams are generally collected in the following month from the invoice date.
 For product sales directly to
businesses,

the payment term is typically thirty days. For ecommerce product sales, the payment term is within a month. Certain product and service contracts require nonrefundable advance payments from the customer. If the Company receives payments before the performance obligation is satisfied, contract liabilities are recorded. Contract liabilities are included in accrued expenses and other current liabilities on the Balance Sheets and are expected to be recognized as revenue within one year. There are no significant financing components because the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service is short-term. The Company applied the practical expedient available under Accounting Standards Codification (“ASC”) 606 that permits the Company not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.
The following table summarizes the change in contract liabilities for the years ended April 30, 2021, 2022 and 2023.

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
	(in thousands)
Beginning balance	¥13,700	¥10,038	¥12,572	$92
Revenue earned	(68,013)	(97,206)	(36,640)	(269)
Deferral of revenue	64,351	99,740	28,736	211

Ending balance	¥10,038	¥12,572	¥4,668	$34

Contract Costs
The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if we expect the period of benefit of those costs to be longer than one year and those costs are expected to be recoverable under the term of the contract. The Company did not identify any sales commission plans and third-party referrals that meet the requirements to be capitalized, and therefore, there were no capitalized contract costs as of April 30, 2022 and 2023.

Collaborative Arrangements
•	Collaborative Arrangements
When the Company enters into a collaborative research and development arrangement, it evaluates whether the arrangement falls within the scope of ASC Topic 808,
Collaborative Arrangements
(“ASC 808”), based on whether it involves joint operating activities and whether both parties actively participate in the arrangement and are exposed to significant risks and rewards.
If the payments from the counterparty of contracts to the Company are from customers, the Company accounts for them within the scope of ASC 606. However, if the Company determines that the payment is not from a customer, certain collaborative research, development, manufacturing and commercial activities and related payments should be presented as a reduction to research and development or general and administrative expenses, depending on where the underlying costs are presented.
Although the Company has formally entered into several joint research and development agreements, the Company is only commissioned by the customers to perform research and development work.
Historically, there has been no evidence in these arrangements that both parties are actively participating in the arrangement or are exposed to significant risks and rewards, and therefore, these contracts did not fall within collaborative agreements as defined in ASC 808.

Cost of Services
•	Cost of Services
Cost of services consists primarily of outsourcing costs, depreciation and amortization, supply expenses, personnel costs, and related costs that are attributable to providing our services.

Cost of Products
•	Cost of Products
Cost of products consists primarily of material costs, outsourcing costs, depreciation and amortization, supply expenses and related costs that are attributable to prod uction.
Research and Development Costs
•	Research and Development Costs
Research and development costs are expensed as incurred and consist of salaries, benefits, laboratory supplies and facility costs, as well as fees paid to other entities who conduct research and development activities on the Company’s behalf.
Advance payments for services which will be used or rendered for future research and development activities are capitalized as prepaid expenses and recognized as an expense as the related services are performed.

Selling, General and Administrative Expenses
•	Selling, General and Administrative Expenses
Selling

expenses primarily consist of advertising and marketing expenses and personnel costs for sales and marketing staff. Advertising costs are expensed as incurred or the first time advertising takes place. For the years ended April 30, 2021, 2022 and 2023, advertising expenses totaled ¥
958
 thousand, ¥
9,465
 thousand and ¥
497,753
 thousand ($
3,660
thousand) respectively.
General and administrative expenses consist of (1) personnel costs and other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human relations, and (2) costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental, and other general corporate-related expenses.

Income Taxes
•	Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.
The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s historical operating performance and the recorded cumulative net losses in prior fiscal periods, the net deferred tax assets have been fully offset by a valuation allowance.
Tax benefits for uncertain tax positions are based upon management’s evaluation of the information available at the reporting date. The Company recognizes uncertain tax positions at the largest amount
that is more likely than not to be sustained upon audit by the relevant taxing authority.

Net Loss per Share
•	Net Loss per Share
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock equivalents of potentially diluted securities outstanding for the period determined using the treasury-stock methods. Basic and diluted net loss per share attributable to common stockholders are presented in conformity with the
two-class
method required for participating securities. The Company’s shares of convertible preferred stock were participating securities as defined by ASC 260,
Earnings per Share
. The Company’s basic and diluted net loss per share were the same because the Company generated a net loss for all periods and potentially dilutive securities are excluded from diluted net loss per share as a result of their anti-dilutive impact. Net loss is attributable entirely to common stockholders. It is not allocated to the convertible preferred stock as the holders do not have a contractual obligation to share in the Company’s losses.

Government Assistance
•	Government Assistance
Government subsidies are recognized in the period when there is reasonable assurance that the conditions to the subsidy will be met and that the subsidy will be received. Government subsidies are recorded as other income in the Statements of Operations. The Company primarily receives subsidies related to the research and development in the medical field at research institutions and the environment for such research and development. The amount received is typically based on the estimated cost of the associated project, or actual costs after the project has been completed. The Company typically has to meet certain requirements, such as performance reporting of the associated project, to receive or retain the government assistance. Subsidies income recognized for the years ended April 30, 2021,
2022
and 2023 were immaterial.

Recently Adopted Accounting Pronouncements
•	Recently Adopted Accounting Pronouncements
In November 2021, the Financial
Accounting
Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”)
2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance
. The ASU requires additional disclosures for transactions with a government accounted for by applying a grant or contribution accounting model by analogy, including: (i) information about the nature of the transactions and related accounting policy used to account for the transactions; (ii) the line items on the balance sheet and income statement affected by these transactions including amounts applicable to each line; and (iii) significant terms and conditions of the transactions, including commitments and contingencies. The new guidance is effective for the Company for annual periods beginning after December 15, 2021. The Company has adopted this standard effective May 1, 2022. As a result of the adoption of this standard, the Company included additional disclosure under “Government Assistance” within Note 2, Summary of Significant Accounting Policies.

Recently Issued Accounting Pronouncements Not Yet Adopted
•	Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments
(“ASU
2016-13”).
The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. In November 2019, the FASB issued ASU
2019-10,
Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842): Effective Dates
, which required entities to make a
one-time
determination of whether an entity is eligible to be a smaller reporting company as of November 15, 2019 for the purpose of determining the effective date of ASU
2016-13.
As an emerging growth company, the Company will adopt this standard effective May 1, 2023 and the adoption of this ASU is currently not expected to have a material effect on the financial statements.